REGULATORY FRAMEWORK	12 Months Ended
Dec. 31, 2023
REGULATORY FRAMEWORK
REGULATORY FRAMEWORK

NOTE 2 – Regulatory framework

a)    Regulatory Authority

Argentina

The Regulatory Authority for ICT Services, provided by the Company and certain subsidiaries, in Argentina is ENACOM.

In relation to Fintech Services, Micro Sistemas is registered as a PSP, as an Interoperable Digital Wallet and as Other Non-Financial Credit Provider, therefore it is subject to the oversight and certain regulations of the BCRA and the FIU for these types of operations. Micro Sistemas falls within the scope of the terms of Article 20 of Law No. 25,246 (as amended), which provides for the persons obliged to report to the FIU.

Foreign companies

The Regulatory Authority for ICT Services, provided by Núcleo and Tuves Paraguay in Paraguay is the CONATEL. Personal Envíos is under the oversight of the Central Bank of the Republic of Paraguay to operate as an Electronic Payment Company.

The Regulatory Authority for the services provided by Telecom USA, in USA, is the Federal Communications Commission (“FCC”).

The Regulatory Authority for the services provided by special purpose entities in Uruguay are under the orbit of URSEC.

b)    Licenses

Under the Licencia Única Argentina Digital, the Company currently provides the following services:

●	local fixed telephony,
●	public telephony,
●	domestic and international long-distance telephony,
●	domestic and international point-to-point link services,
●	value added, data transmission, videoconferencing, transportation of broadcasting signals, and Internet access,
●	STM, SRMC, PCS and SCMA, also called mobile communications services (“SCM”, for its Spanish acronym), Such licenses were granted for the provision of STM in the Northern Region of Argentina, of SRMC in the AMBA area, and of PCS and SCMA throughout the country,
●	SRS,
●	SRCE and
●	STeFI.

Licenses held by subsidiaries in Paraguay are the following:

Núcleo holds a license to provide STMC and PCS. In addition, Núcleo holds a license for the installation and exploitation of Internet and data services throughout Paraguay. Additionally, on December 26, 2023, CONATEL approved the transfer of Tuves Paraguay´s license to provide DATDH services to Núcleo. This transfer is due to the corporate reorganization process described in Note 1.a). These licenses have been granted for renewable five-year periods.

c)    Main Regulatory issues – ICT Services

Among the main regulations that govern the services rendered by the Company, the following stand out:

●	LAD and its amendments.
●	Law No. 19,798 to the extent it does not contradict the LAD.
●	The Privatization Regulations, which regulated that process.
●	The Transfer Agreement.
●	The licenses for providing telecommunication services granted to the Company and the Bidding Terms and Conditions and their respective general rules.
●	Current service regulations. See the main regulations on Licenses, Interconnection, SU and Spectrum in sections d) and e) of this Note.

i)Decree No. 690/20 - Amendment to the LAD - Controversy

On August 22, 2020, PEN issued Decree No. 690/20 (“Decree No. 690/20”), which has been ratified by the Argentine Congress under Law No. 26,122 and has been regulated through ENACOM Resolutions No. 1,466/20 and 1,467/20, through which (among other issues):

●	declared ICT Services as well as access to telecommunications networks for and between licensees as “essential and strategic competition public services”, and empowered ENACOM to ensure accessibility;
●	established that the prices of: (i) the essential and strategic competition public ICT Services, (ii) the prices of those services provided in accordance with the Universal Service and (iii) the prices of those services determined by ENACOM for public interest reasons, shall be regulated by ENACOM;
●	ENACOM established the price and characteristics of each service of the ICT’s PBU;

The Company initiated legal proceedings before the Federal Court of Appeals on Administrative Litigation Matters challenging the constitutionality of Decree No. 690/20 and the aforementioned ENACOM Resolutions.

In this context, the Company sought to obtain a precautionary measure suspending the application of the aforementioned ENACOM regulations and Decree No. 690/20. On April 30, 2021, the Chamber of the Federal Court of Appeals on Administrative Litigation Matters decided by majority to grant the injunction requested, ordering the suspension of the effects of Decree No. 690/20 and of ENACOM resolutions provided as a consequence and their non-applicability to the Company. This preliminary injunction was initially granted for a period of six months and it has been extended for equal periods, the last extensions granted being on August 22, 2023 and February 20, 2024.

During 2022 and 2023, the Federal Administrative Court of Appeals – Chamber II confirmed the different resolutions of the court of first instance, the last confirmation being dated October 6, 2023, which ratifies the extension of the precautionary measure decreed on August 22, 2023.

During 2022 and 2023, the PEN and ENACOM filed extraordinary appeals against the rulings favorable to the Company, which were denied by the Chamber II of Federal Administrative Court of Appeals, and both the PEN and ENACOM filed appeals against the decisions, which, as of the date of issuance of these financial statements, are still pending. Additionaly, the extraordinary appeals against the decision dated October 6, 2023, is still being processed.

It should be noted, as background, that, the Supreme Court of Justice denied the appeals against the rulings issued by the Federal Administrative Litigation Chamber.

Consequently, the precautionary measure is fully in force as of the date of issuance of these consolidated financial statements, through extensions of six-months periods.

As supported by the preliminary injunctions granted, the Company, during the last three years, has increased the prices of its services in order to continue to match the increase in its costs due to the inflation.

Finally, in relation to the legal proceeding mentioned in the second paragraph, on November 17, 2023 Telecom was notified of the first instance ruling that resolves the nullity of Decree No. 690/20 and ENACOM Resolutions No. 1,466 and 1,467, both of 2020. Among the main arguments, and in order to resolve, the judge considered that the fact of establishing permanent measures through a Decree affects the principle of reasonableness between the purpose of the norm and the means used. By providing that private activity be removed from the private sector, it has an expropriation nature since acquired rights constitutionally protected by the guarantee of art. 17 of the National Constitution.

Likewise, it concluded that the increase in costs due to the implementation of the PBU, together with the price freeze provided for by the Decree, are burdensome measures for licensees and potentially harmful for users which, contrary to the purpose sought by the norm, would result in in lower investment and lower quality of service, violating constitutionally protected rights.

The Company, with the assistance of its legal advisors, is analyzing the actions that may be necessary in order to protect its rights. The Company’s Management and its legal advisors, consider that the Company has solid legal arguments to support its position and that there is a reasonable likelihood that this matter will result in a favorable outcome for the Company, notwithstanding the fact that at this stage it is not possible to predict the final outcome of the claim.

d)    General Regulation of the Universal Service (“RGSU” for its Spanish acronym)

ENACOM approved a new RGSU through Resolution No. 721/20 of September 3, 2020.

The new Regulation, although it maintains the obligation to contribute to the FFSU 1% of total revenues accrued for the provision of ICT Services net of its taxes and fees (included in “Taxes and fees with the Regulatory Authority” of the Statement of Income), among the most relevant matters, provides:

(i)	that ENACOM may consider that the monthly obligation of the Contributors has been partially settled for up to 30% of their contributions, based on the reporting of computable investments made in projects approved by ENACOM;
(ii)	that the licensees may submit projects to ENACOM for their review and assessment;
(iii)	that the deployment of fixed Next Generation Networks (“NGN”) for the provision of broadband Internet services of the Projects shall not fall within the scope of the protection regulations applicable to such networks.

In addition, within the framework of the new RGSU, SU Programs have been approved providing for the deployment of fixed broadband, deployment of access networks to mobile communications services and services to public institutions, among others.

The physical link and radio-electric link subscription broadcasting services are not subject to the SU investment contribution until a law is passed that unifies the fee regime provided by the LSCA and LAD, so it will continue to be subject only to the fee regime provided under LSCA (included in “Taxes and Fees with the Regulatory Authority” of the Statement of Income). Therefore, they shall not be subject to the SU investment contribution or the payment of the Control, Oversight and Verification Fee provided under the LAD.

According to the provisions of SC Resolutions No. 80/07, No. 154/10 and CNC Resolution No. 2,713/07, this is the situation of the Company as of the date:

i)	SU Fund - Impact on the Company with respect to its original license to provide SBT

Telecom filed its affidavits including the offset amounts related to the services that should be considered as SU services.

However, several years after the market’s liberalization and the effectiveness of the SU regulations and its amendments, incumbent operators have still not received any offsets for providing services with the characteristics set forth under the SU regime.

The Company has filed its monthly SU affidavits which result in a receivable. The programs and the valuation methodology used to estimate this receivable are pending of approval by the Regulatory Authority. This receivable has not yet been recorded in these consolidated financial statements as of December 31, 2023 since it is subject to the approval of the SU Programs and the review of those affidavits by the Regulatory Authority and the confirmation of the existence of enough contributions to the SU Trust so as to compensate the incumbent operators.

Between years 2011 and 2012, the SC issued a serie of resolutions through which it notified the Company that investments associated with certain services and/or programs did not qualify as Initial SU Programs, and that, they did not constitute different services involving a SU provision, and therefore, cannot be financed with SU Funds.

The Company has filed appeals against the above-mentioned resolutions, presenting the legal arguments based on which such resolutions should be revoked.

In September 2012, the CNC ordered the Company to deposit approximately $208 million. The Company has filed a recourse refusing the CNC’s order on the grounds that the appeals against the SC Resolutions are still pending of resolution.

In November 2019, ENACOM notified that the appeals filed by the Company against the SC resolutions had been rejected, taking them to superior body for substantiation. As of the date of these consolidated financial statements, the appeal review body has not yet issued a decision.

While it cannot be assured that these issues will be favorably resolved at the administrative stage, the Company’s Management, with the assistance of its legal advisors, considers that has solid legal and de facto arguments to support the position of Telecom Argentina.

ii)	FFSU - Impact on the Company with respect to the SCM originally provided by Telecom Personal S.A.

In compliance with Resolutions, Personal has filed its affidavits since July 2007 and deposited the corresponding contributions.

On January 26, 2011, the SC issued Resolution No. 9/11 establishing that telecommunication service providers could only allocate to investment projects under this program the amounts corresponding to outstanding investment contribution obligations arising from Annex III of Decree No. 764/00 before the effective date of Decree No. 558/08.

In July 2012, the SC issued Resolution No. 50/12 pursuant to which it notified that the services declared by the SCM Providers as “High Cost Areas or services provided in non-profitable areas”, “services provided to clients with physical limitations (deaf-mute and blind people)”, “rural schools”, and requests relating to the installation of radio-bases and/or investment in infrastructure development in various localities, did not constitute items that could be discounted from the amount of SU contributions. It also provided that certain amounts already deducted could be used for investment projects within the framework of the Program created under SC Resolution No. 9/11, or deposited in the SU Fund, as applicable.

Personal filed an administrative appeal against SC requesting its nullity. As of the date of these consolidated financial statements, this appeal is still pending of resolution.

In October 2012, in response to the order issued by the SC, Personal deposited under protest the amount corresponding to the assessment of the SU services provided by Personal, reserving its right to take all actions it may deem appropriate to claim its reimbursement, as informed to the SC and the CNC. Since August 2012, Personal -and subsequent to the merger, the Company- is paying under protest of those concepts in its monthly affidavits. As of December 31, 2023, the Company has not recognized any credits related to these concepts.

While it cannot be assured that these issues will be favorably resolved at the administrative stage, the Company’s Management, with the assistance of its legal advisors, considers that has solid legal and de facto arguments to support the position of Telecom Argentina.

iii)	FFSU - Impact on the Company with respect to the services originally provided by Cablevisión

As of the date of these consolidated financial statements, the Regulatory Authority has not yet approved the Project filed by Cablevisión on June 21, 2011, within the framework of SC Resolution No. 9/11, in order to fulfill the SU contribution obligation for the amounts accrued since January 2001 until the effectiveness of Decree No. 558/08.

e)    Spectrum

In 2014, the Company was awarded Lots 2, 5, 6 and 8 and the remaining frequencies of the PCS and the SRMC, as well as those of the spectrum for the SCMA.

The use of the frequencies is granted for a period of 15 years counted from the notification of the administrative act of adjudication. In particular, for the spectrum of the SCMA, the term was counted as from February 27, 2018, in accordance with what is stated in Resolution No. 528/18.

Once the term of use granted for the different frequencies has expired, the Regulatory Authority may extend the validity at the express request of the successful bidder (which will be onerous and under the price and conditions established by it).

In relation to subscription broadcasting license (such as cable television) are considered, for all purposes, a Licencia Única Argentina Digital, with a registration for such service. The LAD establishes a 10-year extension starting in January 2016 for the use of spectrum frequencies for subscription broadcasting license holders via radio link.

i)	Spectrum incorporated to the Company under the corporate reorganizations of Telecom and the merger with Cablevisión

In December 2017, the Company was served with ENACOM Resolution No. 5,644-E/2017, whereby that agency decided, among other things, to authorize the transfer in favor of Telecom Argentina of the authorizations and permits to use frequencies and allocations of numbering and sign-posting resources to provide the services held by Cablevisión, pursuant to effective regulations, and the agreement executed by Nextel Communications Argentina S.R.L. on April 12, 2017 (IF-2017-08818737-APN-ENACOM#MCO).

Telecom Argentina shall, within a term of two years as from the date on which the merger with Cablevisión was approved by the CNDC and ENACOM, return the radio-electric spectrum that exceeds the limit set under Section 5 of Resolution No. 171-E/17 issued by the Ministry of Communications. For these purposes, 80 MHz exceeded the limit set.

During 2019, the Company proceeded with a partial return of the radio-electric spectrum (40 MHz), which was completed in March 2022 (40 MHz remaining).

On March 15, 2022, ENACOM issued Resolution No. 419/2022 through which it accepted the return of spectrum by Telecom Argentina under the terms of ENACOM Resolution No. 5644-E/2017.

The accounting treatment as of December 31, 2023 is detailed in Notes 3.m) and 10.

ii)	ENACOM Resolution No. 798/2022 – On-demand allocation of spectrum blocks

Through Resolution No. 798/2022, ENACOM began the process for the on-demand allocation of spectrum blocks of the 2500-2570 MHz and 2,620-2,690 MHz frequencies for the provision of SCMA services. Through said Resolution, ENACOM also approved the bidding terms and conditions and the list of locations for which there is spectrum available for the provision of SCMA services. Article 12 of the bidding term and condition allowed the return of portions of spectrum previously assigned as a means of payment for the assigned frequencies.

Through Resolution No. 1,729/2022, ENACOM assigned to the Company the spectrum blocks requested and the return of the spectrum proposed by Telecom was accepted as part of payment.

iii)	STeFI - 5G spectrum allocation

Through Resolution No. 1,289/2023, published in the Official Gazette on August 29, 2023, ENACOM’s Board allocated the frequency band between 3,600 and 3,700 MHz to the Fixed Service and to the Land Mobile Service, both with primary status, and established its use in time-division duplex (TDD) mode for the provision of STeFI on the use of Fifth Generation (5G) technology in the country, regulated by ENACOM Resolution No. 2,385/2022, whose objective was to establish the conditions of the service, the essential benefits and the minimum technological guidelines that guarantee its quality and efficiency.

Through Resolution No. 1,285/2023, published on the same date, ENACOM authorized the call for bids for the allocation of frequency bands for the provision of STeFI and approved the General and Particular Bidding Terms and Conditions for the Allocation of Frequency Bands from 3,300 to 3,600 MHz (“Bid Form”), divided into three lots of 100 MHz each. The base price for each lot was set at US$350 million.

On October 24, 2023, the Auction was held for the above-mentioned Bid, where Telecom was awarded Lot 2 (3,400-3,500 MHz Band), equivalent to US$350 million, which was paid during November 2023.

The award of the right to use the frequency band implied the capitalization as intangible assets of $173,373 million (in current currency as of December 2023), which are amortized as described in Note 3.i).

f)    ENACOM intervention

Decree No. 89/2014, issued on January 26, 2024, ordered the intervention of the ENACOM for a period of 180 consecutive days, which may be extended only once.

The Decree stipulates that the interveners shall conduct a special analysis of the implications arising from the issuance of Decree No. 690/2020 and the administrative acts issued for its implementation. They shall also conduct a survey of the organizational structure of the ENACOM, seek simplification in administrative processes, determine and redefine the programs and scopes of projects regarding the SU Fund, among other tasks.

g)    Main Regulatory issues – Fintech Services

Foreign companies

Personal Envíos is authorized by the Central Bank of the Republic of Paraguay to operate as an Electronic Payment Company (“EMPE”, for its Spanish acronym) through Resolution No. 6 issued on March 30, 2015, and its corporate purpose is restricted to such service.

Argentina

Micro Sistemas is registered as a PSP that offer payment accounts.

In August, 2022, Micro Sistemas was registered in the Registry of Interoperable Digital Wallets, from thereon, must comply with the regime provided, which includes, but is not limited to, the provisions of Communication “A” 7,462, the provisions of the Transfers 3.0 scheme designated by the BCRA in the terms of Communication “A” 7,153 and its amendments, or those that modify, complement or replace it in the future.

During the first quarter of 2023, Micro Sistemas was registered in the Registry of Other Non-Financial Credit Providers, belonging to the SEFyC. From thereon, Micro Sistemas must comply with the regulatory regime provided for Non-Financial Credit Providers.

Additionally, Micro Sistemas must comply with the provisions of the ordered text on the Protection of Users of Financial Services, and its complementary regulations issued by the BCRA.

i)	Communications issued by the BCRA

During the last years, the BCRA issued several Communications, whereby, among other things, it established the same rules for legal entities that, without being financial entities, serve the function in the provision of payment services, and therefore, compete.

The most important provisions of the effective legislation are detailed below:

a)	Offering of Accounts and Funds Management: PSPs can offer the necessary accounts for debits and credits within the payment scheme. The accounts offered by PSPs are called payment accounts. Payment accounts are unrestricted accounts offered by PSPs to their customers to order and/or receive payments.

Customer funds credited to the payment accounts offered by PSPs must be available at all times (immediately upon demand by the customer) for an amount at least equivalent to that credited to the payment account. To this end, the systems implemented by PSPs must be able to identify and individualize the funds of each customer.

The customers’ funds must be deposited in checking accounts in pesos held with Argentine financial institutions. The remuneration they receive for the balances in said accounts must be fully transferred to their customers.

Notwithstanding the foregoing, at the express request of the customer, the funds credited to payment accounts can be applied to investments in ‘mutual funds’ in Argentina. Such funds shall be debited from the relevant payment account, in which case the amounts invested in mutual funds must be reported separately from the balance of the payment account.

For transactions on their own account (payment to suppliers, payment of salaries, etc.), PSPs must use an ‘operational’ bank account (unrestricted) separate from the bank account in which the PSP customers’ funds are deposited.

The balances in Argentine pesos of the PSP deposit accounts in which their customers’ funds are deposited will be subject to the minimum cash reserve rate of 100%.

b)	Oversight and Reporting Regime: PSPs shall comply with the reporting regime provided for in different communications issued by the BCRA and give access to their facilities and documentation to SEFyC’s personnel designated for this purpose, and make available to the BCRA tools for real-time inquiries and reporting that the Deputy General Manager of Payment Methods may determine for each type of supplier according to its volume of operations.
c)	Transparency Advertisements made through any media and any documentation issued by PSPs must clearly and expressly state that: a) they only offer payment services and are not authorized by the BCRA to operate as financial entities, and b) funds deposited in payment accounts do not constitute deposits in a financial institution, nor do they have any of the guarantees that such deposits may enjoy in accordance with applicable laws and regulations regarding deposits in financial institutions.
d)	Transfers of funds sent and received in payment accounts: PSPs must comply with the obligations set out in the “National Payment System - Transfers Rules.” and “National Payment System – Transfers – Supplementary Rules”.